Segment information - Reconciliation from the Adjusted EBITA to the consolidated net income (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Share-based compensation expense	¥ (18,546)	$ (2,569)	¥ (30,831)	¥ (23,971)
Amortization and impairment of intangible assets	(21,592)	(2,990)	(13,504)	(11,647)
Impairment of goodwill, and others	(11,540)		(3,225)	(25,141)
Income (Loss) from operations	113,350	15,699	100,351	69,638
Interest and investment income, net	(9,964)	(1,380)	(11,071)	(15,702)
Interest expense	(7,947)	(1,101)	(5,918)	(4,909)
Other income, net	6,157	853	5,823	10,523
Income tax expenses	(22,529)	(3,120)	(15,549)	(26,815)
Share of results of equity method investees	(7,735)	(1,072)	(8,063)	14,344
Net income	71,332	$ 9,879	65,573	47,079
Total segments
Adjusted EBITA	173,804		162,581	144,020
Unallocated
Adjusted EBITA	(6,190)		(12,143)	(12,672)
Inter-segment elimination
Adjusted EBITA	¥ (2,586)		¥ (2,527)	¥ (951)